Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations
Schedule of income statement

Balance sheet	2022	2021

Assets
Current
Total current assets	6,355	7,871
Non-current
Total non-current assets	14,454	17,694
Total assets	20,809	25,565

Liabilities
Current
Total current liabilities	7,955	8,853

Non-current
Total non-current liabilities	3,306	4,039

Shareholders’ equity	9,548	12,673
Total liabilities and shareholders’ equity	20,809	25,565

Cash flow:	2022	2021	2020

Cash flow provided by operating activities	1,044	1,950	1,352
Net cash used in investing activities	(585)	(655)	(4,075)
Net cash used in financing activities	(1,514)	(1,146)	(1,014)
Cash variation in the period	(1,055)	149	(3,737)

Statement of income	2022	2021	2020

Net operating revenue	25,175	24,357	22,034
Net income before income tax and social contribution(*)	519	853	339
Income tax and social contribution	(526)	(321)	(111)

Net income (loss)	(7)	532	228

(*)	include taxes on results earned abroad in the amount of R$1 at December 31, 2022 (R$98 at December 31, 2021) and costs related to the segregation process (note 1.2) of R$57, net of taxes.

Schedule of income statement

Statement of income	2022	2021	2020

Net operating revenue	25,175	24,357	22,034
Net income before income tax and social contribution(*)	519	853	339
Income tax and social contribution	(526)	(321)	(111)

Net income (loss)	(7)	532	228

(*)	include taxes on results earned abroad in the amount of R$1 at December 31, 2022 (R$98 at December 31, 2021) and costs related to the segregation process (note 1.2) of R$57, net of taxes.

Schedule of discontinued operation

Income statement	2022	2021	2020

Net operating revenue	998	10,636	12,423
Net income before income tax and social contribution(*)	1,369	86	933
Income tax and social contribution	(561)	190	(233)

Net income for the period	808	276	700
(*)	The amount of R$1,369 includes the amount of R$1,564 from the gain on the sale of Extra Hiper stores (46 commercial properties and 11 properties) net of other costs related to the demobilization of stores
c)	Sendas

On December 31, 2020, the Company lost control of the subsidiary Sendas (note 1.3), as a result of the spin off, Sendas' net result is presented as a discontinued operation.

Cash flow:	2020

Cash flow provided by operating activities	4,191
Net cash used in investing activities	(695)
Net cash used in financing activities	(1,827)
Cash variation in the year	1,669

Statement of income	2020

Net operating revenue	35,950
Net income before income tax and social contribution	1,315
Income tax and social contribution	(312)

Net income for the period	1,003
d)	Breakdown of discontinued operations:

	2022	2021	2020

Grupo Éxito	(7)	532	228
Extra Hiper	808	276	700
Sendas	-	-	1,003
Via(*)	56	(3)	84

Net income (loss) from discontinued operations	857	805	2,015

(*)	In the amount of R$56 is included the amount of R$278 corresponding to GPA's right to receive from Via the reimbursement of the benefit of ICMS exclusion from the PIS and COFINS basis of its former subsidiary Globex (note 21.9), net of tax and labor contingencies of GPA's responsibility.